INTEREST RATE SWAP AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of the Company's Current Interest Rate Swap Agreements

Below is a summary of the Company’s interest rate swap agreements, all of which are designated as cash flow hedges, as of December 31, 2012:

Nominal Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Current Liability (1)	Long-Term Liability (2)	Estimated Total Fair Value at December 31, 2012
$175,000	December 2010	1.3975%	1-Month LIBOR	September 2015	$1,959	$2,991	$4,950
$175,000	December 2010	1.4000%	1-Month LIBOR	September 2015	1,978	3,004	4,982
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	1,566	2,694	4,260

$450,000					$5,503	$8,689	$14,192

(1)	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
(2)	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.